UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Laurie D. Neat

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
July 31, 2018
unaudited
Common stocks 60.23% Information technology 9.00%	Shares	Value (000)
Microsoft Corp.	1,710,000	$181,397
Alphabet Inc., Class C1	75,506	91,911
Alphabet Inc., Class A1	71,575	87,838
Alibaba Group Holding Ltd. (ADR)[1]	904,500	169,349
Broadcom Inc.	753,700	167,148
Intel Corp.	3,120,500	150,096
QUALCOMM Inc.	2,155,000	138,114
Tencent Holdings Ltd.	2,902,800	131,363
Taiwan Semiconductor Manufacturing Co., Ltd.	11,975,000	96,226
Yandex NV, Class A1	2,360,086	84,869
Tokyo Electron Ltd.	329,500	56,447
Accenture PLC, Class A	295,000	47,002
Western Union Co.	2,200,000	44,352
Samsung Electronics Co., Ltd.	954,500	39,463
ASML Holding NV	156,200	33,517
Xiaomi Corp., Class B1	10,842,600	24,312
		1,543,404
Financials 8.71%
Zurich Insurance Group AG	579,125	178,215
Banco Santander, SA	26,494,957	149,317
UBS Group AG	8,116,627	133,740
HDFC Bank Ltd.	3,701,520	117,625
Prudential PLC	4,084,495	96,768
JPMorgan Chase & Co.	771,800	88,718
Intesa Sanpaolo SpA	21,548,000	66,369
BNP Paribas SA	982,800	63,978
Société Générale	1,315,000	58,602
Royal Bank of Canada	670,000	52,303
Lloyds Banking Group PLC	60,501,000	49,536
Barclays PLC	17,436,861	44,391
ABN AMRO Group NV, depository receipts	1,565,000	43,372
China Construction Bank Corp., Class H	47,227,000	42,780
Sampo Oyj, Class A	815,000	41,418
HSBC Holdings PLC (HKD denominated)	4,132,324	39,275
Bankia, SA	9,328,000	36,770
AIA Group Ltd.	3,775,200	32,947
Itaúsa - Investimentos Itaú SA, preferred nominative	10,930,617	30,346
Principal Financial Group, Inc.	488,500	28,372
KB Financial Group Inc.	575,000	27,551
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,028,000	24,316
CME Group Inc., Class A	137,000	21,800
Bank of China Ltd., Class H	32,695,000	15,329
DBS Group Holdings Ltd	460,595	9,051
Hana Financial Group Inc.	44,400	1,782
		1,494,671
American Funds Global Balanced Fund — Page 1 of 19

unaudited
Common stocks Energy 8.08%	Shares	Value (000)
Royal Dutch Shell PLC, Class B	4,041,400	$141,711
Royal Dutch Shell PLC, Class A (GBP denominated)	2,710,056	93,017
TOTAL SA	3,396,422	221,854
Canadian Natural Resources, Ltd. (CAD denominated)	4,792,000	176,083
BP PLC	17,491,351	131,620
Enbridge Inc. (CAD denominated)	2,342,921	83,209
Enbridge Inc. (CAD denominated)[2]	758,336	26,933
Noble Energy, Inc.	2,630,000	94,917
Exxon Mobil Corp.	931,500	75,927
ONEOK, Inc.	947,800	66,763
Halliburton Co.	1,500,000	63,630
Eni SpA	2,800,000	53,906
Schlumberger Ltd.	762,000	51,450
TransCanada Corp.	1,108,092	49,840
Denbury Resources Inc.[1]	5,294,000	23,876
Golar LNG Ltd.	702,200	18,264
Chesapeake Energy Corp.[1]	2,750,000	12,980
		1,385,980
Health care 7.78%
AbbVie Inc.	2,557,800	235,906
Novartis AG	2,255,950	189,653
Abbott Laboratories	2,715,879	177,999
Daiichi Sankyo Co., Ltd.	2,582,000	106,730
Amgen Inc.	539,946	106,126
Gilead Sciences, Inc.	1,186,300	92,330
Stryker Corp.	560,150	91,445
Thermo Fisher Scientific Inc.	353,800	82,977
UnitedHealth Group Inc.	260,000	65,837
Johnson & Johnson	470,000	62,284
Hologic, Inc.[1]	1,285,000	55,139
Teva Pharmaceutical Industries Ltd. (ADR)	1,478,500	35,395
GlaxoSmithKline PLC	1,181,100	24,519
Grifols, SA, Class A, non-registered shares	235,172	6,834
Grifols, SA, Class B, preferred nonvoting, non-registered shares	19,228	405
		1,333,579
Consumer staples 6.20%
Imperial Brands PLC	6,347,600	243,448
British American Tobacco PLC	2,832,000	156,157
British American Tobacco PLC (ADR)	454,516	24,899
Philip Morris International Inc.	1,907,959	164,657
Altria Group, Inc.	2,198,795	129,025
Nestlé SA	1,158,291	94,404
Walgreens Boots Alliance, Inc.	1,245,200	84,200
Kirin Holdings Co., Ltd.	1,904,500	48,662
Pernod Ricard SA	226,000	36,456
Meiji Holdings Co., Ltd.	420,900	33,050
Coca-Cola Co.	700,000	32,641
Treasury Wine Estates Ltd.	638,550	8,739
Thai Beverage PCL	11,785,200	6,579
		1,062,917
American Funds Global Balanced Fund — Page 2 of 19

unaudited
Common stocks Consumer discretionary 3.78%	Shares	Value (000)
Netflix, Inc.[1]	664,750	$224,320
Hyundai Motor Co.	828,975	95,966
LVMH Moët Hennessy-Louis Vuitton SE	219,500	76,706
Amazon.com, Inc.[1]	36,325	64,565
Galaxy Entertainment Group Ltd.	6,712,000	53,916
Paddy Power Betfair PLC	363,687	39,657
Kering SA	67,533	36,010
ITV PLC	13,375,000	28,940
Ctrip.com International, Ltd. (ADR)[1]	345,000	14,197
Hyundai Mobis Co., Ltd.	66,425	13,539
NIKE, Inc., Class B	16,000	1,231
		649,047
Industrials 3.63%
General Dynamics Corp.	670,300	133,899
Boeing Co.	200,000	71,260
SMC Corp.	210,000	70,391
Komatsu Ltd.	2,375,800	69,628
Union Pacific Corp.	276,000	41,370
Aena SME, SA, non-registered shares	208,483	37,885
Eiffage SA	308,000	34,475
BAE Systems PLC	3,857,000	33,068
General Electric Co.	2,345,000	31,962
ASSA ABLOY AB, Class B	1,108,000	21,970
Nielsen Holdings PLC	900,000	21,204
Airbus SE, non-registered shares	148,000	18,345
Alliance Global Group, Inc.[1]	70,204,800	15,758
United Technologies Corp.	104,300	14,158
Airports of Thailand PCL, foreign registered	3,861,000	7,688
		623,061
Utilities 2.96%
ENGIE SA	8,125,677	131,267
ENGIE SA, bonus shares[3]	2,245,759	36,279
Iberdrola, SA, non-registered shares	9,991,955	77,699
National Grid PLC	5,245,340	55,994
China Resources Gas Group Ltd.	10,932,000	51,811
SUEZ	3,178,000	44,985
SSE PLC	2,429,990	39,869
Red Eléctrica de Corporación, SA	1,181,800	25,068
EDP - Energias de Portugal, SA	5,109,050	20,844
Exelon Corp.	425,000	18,063
CK Infrastructure Holdings Ltd.	662,000	4,913
		506,792
Telecommunication services 2.62%
Verizon Communications Inc.	2,851,000	147,226
Nippon Telegraph and Telephone Corp.	1,797,000	83,056
SoftBank Group Corp.	765,100	63,362
LG Uplus Corp.	4,313,158	59,377
BCE Inc. (CAD denominated)	1,205,000	51,207
BT Group PLC	14,445,200	44,272
		448,500
American Funds Global Balanced Fund — Page 3 of 19

unaudited
Common stocks Materials 2.36%	Shares	Value (000)
Rio Tinto PLC	3,533,200	$194,613
Vale SA, ordinary nominative (ADR)	7,610,697	111,573
Asahi Kasei Corp.	3,483,000	46,429
Norsk Hydro ASA	4,038,232	23,021
Taiyo Nippon Sanso Corp.	1,500,500	22,947
Akzo Nobel NV	63,900	5,910
		404,493
Real estate 0.58%
Link Real Estate Investment Trust REIT	4,181,600	41,448
American Campus Communities, Inc. REIT	762,000	31,433
Crown Castle International Corp. REIT	188,000	20,836
CK Asset Holdings Ltd.	826,500	6,323
		100,040
Miscellaneous 4.53%
Other common stocks in initial period of acquisition		777,336
Total common stocks (cost: $8,769,733,000)		10,329,820
Preferred securities 0.05% Financials 0.05%
Fannie Mae, Series S, 8.25% noncumulative[1]	528,625	3,325
Fannie Mae, Series T, 8.25% noncumulative[1]	167,000	1,057
Fannie Mae, Series R, 7.625% noncumulative[1]	104,000	562
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative[1]	570,650	3,589
Total preferred securities (cost: $6,859,000)		8,533
Convertible stocks 0.11% Energy 0.08%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	427,000	14,322
Utilities 0.03%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	86,600	4,173
Total convertible stocks (cost: $19,671,000)		18,495
Bonds, notes & other debt instruments 35.53% Bonds & notes of governments & government agencies outside the U.S. 14.91%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[2]	$11,100	10,687
Abu Dhabi (Emirate of) 3.125% 2027[2]	7,100	6,700
Australia (Commonwealth of), Series 128, 5.75% 2022	A$28,350	23,902
Australia (Commonwealth of), Series 133, 5.50% 2023	20,000	16,999
Bank of Thailand 1.49% 2019	THB70,500	2,117
Bank of Thailand 1.50% 2019	374,500	11,253
Belgium (Kingdom of), Series 82, 0.50% 2024	€24,570	29,247
Belgium (Kingdom of), Series 77, 1.00% 2026	13,190	16,083
Belgium (Kingdom of), Series 71, 3.75% 2045	4,300	7,418
Brazil (Federative Republic of) 0% 2021	BRL165,000	33,954
Brazil (Federative Republic of) 10.00% 2021	77,000	20,980
American Funds Global Balanced Fund — Page 4 of 19

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 0% 2022	BRL88,600	$17,195
Brazil (Federative Republic of) 10.00% 2025	60,319	15,518
Canada 1.00% 2022	C$13,000	9,535
Canada 2.25% 2025	58,800	45,056
Chile (Republic of) 3.86% 2047	$2,100	2,008
Colombia (Republic of), Series B, 6.25% 2025	COP29,720,000	10,138
Czech Republic 0.45% 2023	CZK188,000	8,083
European Financial Stability Facility 0.40% 2025	€13,200	15,457
European Investment Bank 2.25% 2022	$19,076	18,603
French Republic O.A.T. 2.25% 2024	€11,350	14,947
French Republic O.A.T. 2.00% 2048	4,000	5,131
Germany (Federal Republic of) 1.75% 2024	9,690	12,505
Germany (Federal Republic of) 0.50% 2028	6,710	7,934
Germany (Federal Republic of) 2.50% 2046	17,920	28,397
Germany (Federal Republic of) 1.25% 2048	21,750	26,510
Greece (Hellenic Republic of) 3.50% 2023	3,100	3,705
Greece (Hellenic Republic of) 3.375% 2025	3,300	3,837
Greece (Hellenic Republic of) 3.75% 2028	1,300	1,497
Greece (Hellenic Republic of) 3.90% 2033	4,100	4,476
Greece (Hellenic Republic of) 4.00% 2037	6,900	7,243
Greece (Hellenic Republic of) 4.20% 2042	5,500	5,773
India (Republic of) 7.28% 2019	INR575,100	8,385
India (Republic of) 7.80% 2021	1,101,800	16,121
India (Republic of) 7.68% 2023	1,655,000	23,867
India (Republic of) 8.83% 2023	407,200	6,191
India (Republic of) 7.35% 2024	100,000	1,418
India (Republic of) 8.40% 2024	460,000	6,833
India (Republic of) 6.97% 2026	3,861,100	52,850
India (Republic of) 7.59% 2026	543,000	7,728
India (Republic of) 6.79% 2027	347,000	4,695
India (Republic of) 8.60% 2028	275,000	4,149
India (Republic of) 7.59% 2029	280,000	3,947
Indonesia (Republic of) 4.875% 2021	$9,100	9,414
Indonesia (Republic of) 4.875% 2021[2]	1,500	1,552
Indonesia (Republic of) 3.75% 2022	4,895	4,890
Indonesia (Republic of) 3.375% 2023	640	624
Indonesia (Republic of) 4.75% 2026	4,800	4,947
Ireland (Republic of) 3.90% 2023	€11,430	15,789
Ireland (Republic of) 0.90% 2028	16,150	18,895
Israel (State of) 2.00% 2027	ILS41,410	11,265
Israel (State of) 5.50% 2042	61,800	23,958
Italy (Republic of) 1.45% 2022	€10,700	12,409
Italy (Republic of) 0.95% 2023	27,000	30,390
Italy (Republic of) 0.95% 2023	5,500	6,193
Italy (Republic of) 4.50% 2024	5,100	6,705
Italy (Republic of) 1.45% 2025	15,200	16,789
Italy (Republic of) 2.05% 2027	29,500	32,795
Japan, Series 128, 0.10% 2021	¥2,840,000	25,563
Japan, Series 315, 1.20% 2021	3,045,000	28,272
Japan, Series 134, 0.10% 2022	4,005,000	36,143
Japan, Series 17, 0.10% 2023[4]	244,870	2,274
Japan, Series 19, 0.10% 2024[4]	1,471,680	13,774
Japan, Series 18, 0.10% 2024[4]	704,480	6,556
Japan, Series 337, 0.30% 2024	3,719,800	34,031
Japan, Series 20, 0.10% 2025[4]	661,550	6,197
American Funds Global Balanced Fund — Page 5 of 19

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 340, 0.40% 2025	¥2,790,000	$25,754
Japan, Series 344, 0.10% 2026	2,310,000	20,844
Japan, Series 21, 0.10% 2026[4]	1,311,479	12,356
Japan, Series 346, 0.10% 2027	12,820,000	115,562
Japan, Series 145, 1.70% 2033	4,540,000	48,773
Japan, Series 150, 1.40% 2034	660,000	6,850
Japan, Series 21, 2.30% 2035	1,360,000	15,964
Japan, Series 161, 0.60% 2037	800,000	7,279
Japan, Series 36, 2.00% 2042	200,000	2,322
Japan, Series 42, 1.70% 2044	1,115,000	12,383
Japan, Series 53, 0.60% 2046	1,311,500	11,361
Japan, Series 57, 0.80% 2047	7,246,650	65,942
KfW 2.125% 2022	$9,743	9,456
Kuwait (State of) 2.75% 2022[2]	7,300	7,141
Lithuania (Republic of) 7.375% 2020	2,900	3,096
Lithuania (Republic of) 6.625% 2022[2]	1,000	1,110
Maharashtra (State of) 8.12% 2025	INR269,020	3,876
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR11,220	2,761
Malaysia (Federation of), Series 0515, 3.759% 2019	35,950	8,867
Malaysia (Federation of), Series 0315, 3.659% 2020	2,221	548
Malaysia (Federation of), Series 0314, 4.048% 2021	13,400	3,335
Malaysia (Federation of), Series 0111, 4.16% 2021	60,700	15,156
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	3,938
Malaysia (Federation of), Series 0115, 3.955% 2025	98,300	24,026
Malaysia (Federation of), Series 0316, 3.90% 2026	40,200	9,709
Malaysia (Federation of), Series 0311, 4.392% 2026	27,400	6,838
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	12,239
Malaysia (Federation of), Series 0411, 4.232% 2031	13,300	3,174
Morocco (Kingdom of) 4.25% 2022	$5,700	5,792
Morocco (Kingdom of) 4.25% 2022[2]	500	508
Morocco (Kingdom of) 5.50% 2042	3,500	3,744
National Highways Authority of India 7.17% 2021	INR480,000	6,739
National Highways Authority of India 7.27% 2022	100,000	1,432
Norway (Kingdom of) 3.75% 2021	NKr264,000	34,593
Panama (Republic of) 4.50% 2047[5]	$9,000	9,045
Peru (Republic of) 6.15% 2032	PEN61,700	19,644
Peru (Republic of) 5.625% 2050	$375	446
Poland (Republic of) 4.00% 2024	1,805	1,845
Poland (Republic of) 3.25% 2026	8,605	8,390
Poland (Republic of), Series 1020, 5.25% 2020	PLN118,050	34,819
Poland (Republic of), Series 0421, 2.00% 2021	24,900	6,850
Poland (Republic of), Series 1021, 5.75% 2021	276,550	84,814
Poland (Republic of), Series 1023, 4.00% 2023	89,600	26,285
Poland (Republic of), Series 0725, 3.25% 2025	109,100	30,486
Poland (Republic of), Series 0726, 2.50% 2026	103,460	27,212
Portuguese Republic 2.875% 2025	€28,000	36,470
Portuguese Republic 4.125% 2027	17,363	24,464
Portuguese Republic 3.875% 2030	41,700	58,184
Qatar (State of) 5.25% 2020	$1,300	1,339
Qatar (State of) 4.50% 2022[2]	1,000	1,031
Qatar (State of) 3.875% 2023[2]	690	694
Qatar (State of) 4.50% 2028[2]	20,940	21,399
Qatar (State of) 5.103% 2048[2]	1,345	1,377
Quebec (Province of) 2.375% 2022	4,142	4,042
Romania 2.30% 2020	RON23,250	5,640
American Funds Global Balanced Fund — Page 6 of 19

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 3.25% 2021	RON24,000	$5,922
Romania 4.00% 2021	24,960	6,213
Romania 5.95% 2021	55,200	14,523
Romania 3.40% 2022	19,000	4,621
Romania 2.75% 2025	€2,125	2,683
Romania 3.875% 2035	4,210	5,121
Romania 3.375% 2038	7,295	8,233
Romania 5.125% 2048[2]	$11,900	11,999
Russian Federation 7.00% 2023	RUB1,015,870	16,064
Russian Federation 7.00% 2023	190,900	3,022
Saudi Arabia (Kingdom of) 2.375% 2021[2]	$1,650	1,590
Saudi Arabia (Kingdom of) 2.894% 2022[2]	3,800	3,698
Saudi Arabia (Kingdom of) 3.628% 2027[2]	3,800	3,667
Saudi Arabia (Kingdom of) 3.625% 2028[2]	8,235	7,862
Saudi Arabia (Kingdom of) 4.50% 2030[2]	7,505	7,580
South Africa (Republic of) 8.75% 2044	ZAR107,600	7,611
South Africa (Republic of), Series R-2023, 7.75% 2023	59,300	4,452
South Africa (Republic of), Series R-214, 6.50% 2041	285,250	15,779
South Korea (Republic of), Series 2203, 1.875% 2022	KRW7,870,000	6,949
South Korea (Republic of), Series 2209, 2.00% 2022	44,300,000	39,125
South Korea (Republic of), Series 2303, 2.375% 2023	3,200,000	2,863
South Korea (Republic of), Series 2712, 2.375% 2027	39,700,000	34,927
Spain (Kingdom of) 1.45% 2027	€37,805	44,922
Spain (Kingdom of) 1.50% 2027	20,000	23,966
Spain (Kingdom of) 2.90% 2046	4,150	5,329
Spain (Kingdom of) 2.70% 2048	16,800	20,558
Sweden (Kingdom of) 1.125% 2019[2]	$6,800	6,675
Thailand (Kingdom of) 1.875% 2022	THB684,900	20,447
Thailand (Kingdom of) 3.85% 2025	283,400	9,296
Thailand (Kingdom of) 2.125% 2026	849,050	24,605
United Kingdom 4.75% 2020	£25	35
United Kingdom 2.75% 2024	8,300	11,936
United Kingdom 1.25% 2027	22,550	29,304
United Kingdom 4.25% 2027	11,340	18,692
United Kingdom 3.25% 2044	12,800	21,774
United Kingdom 3.50% 2045	5,400	9,629
United Kingdom 1.50% 2047	6,960	8,579
United Mexican States 3.75% 2028	$4,000	3,797
United Mexican States 4.35% 2047	4,250	3,802
United Mexican States, Series M, 8.00% 2020	MXN146,000	7,862
United Mexican States, Series M, 6.50% 2021	943,500	48,942
United Mexican States, Series M, 6.50% 2022	786,800	40,420
United Mexican States, Series M20, 10.00% 2024	362,200	21,642
United Mexican States, Series M, 5.75% 2026	1,794,800	85,335
United Mexican States, Series M30, 10.00% 2036	96,000	6,224
United Mexican States, Series M, 7.75% 2042	100,700	5,334
Uruguay (Oriental Republic of) 9.875% 2022	UYU146,360	4,766
Uruguay (Oriental Republic of) 8.50% 2028	324,512	9,181
Uruguay (Oriental Republic of) 8.50% 2028	100,000	2,829
		2,556,826
American Funds Global Balanced Fund — Page 7 of 19

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 12.91% U.S. Treasury 11.08%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019	$4,000	$3,968
U.S. Treasury 1.625% 2019	150	149
U.S. Treasury 1.75% 2019	16,900	16,759
U.S. Treasury 1.125% 2020	5,200	5,077
U.S. Treasury 1.75% 2021	34,400	33,265
U.S. Treasury 2.00% 2021	77,625	76,272
U.S. Treasury 2.00% 2021	13,150	12,849
U.S. Treasury 2.125% 2021	49,555	48,577
U.S. Treasury 2.125% 2021	12,700	12,474
U.S. Treasury 2.625% 2021	62,900	62,662
U.S. Treasury 1.75% 2022	176,135	169,209
U.S. Treasury 1.875% 2022	170,147	163,853
U.S. Treasury 1.875% 2022	42,900	41,382
U.S. Treasury 1.875% 2022	29,525	28,623
U.S. Treasury 2.375% 2023	80,850	79,293
U.S. Treasury 2.50% 2023	101,200	99,713
U.S. Treasury 2.625% 2023	106,970	106,030
U.S. Treasury 2.625% 2023	20,120	19,918
U.S. Treasury 2.75% 2023	304,925	303,663
U.S. Treasury 2.75% 2023	51,900	51,691
U.S. Treasury 2.00% 2024	35,000	33,363
U.S. Treasury 2.125% 2024	37,600	35,957
U.S. Treasury 2.25% 2024	9,100	8,757
U.S. Treasury 2.50% 2024	18,750	18,362
U.S. Treasury 2.125% 2025	20,240	19,249
U.S. Treasury 2.75% 2025	69,610	68,860
U.S. Treasury 2.00% 2026	15,700	14,604
U.S. Treasury 2.25% 2027	47,200	44,477
U.S. Treasury 2.25% 2027	28,960	27,428
U.S. Treasury 2.375% 2027	48,600	46,434
U.S. Treasury 2.75% 2028[6]	174,350	171,245
U.S. Treasury 2.875% 2028	15,000	14,890
U.S. Treasury 2.75% 2047[6]	34,250	32,058
U.S. Treasury 3.00% 2048	22,725	22,368
U.S. Treasury 3.125% 2048	6,000	6,052
		1,899,531
U.S. Treasury inflation-protected securities 1.83%
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,649	3,580
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	110,725	107,214
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	38,673	38,457
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	43,840	42,447
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	2,725	3,003
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	22,562	22,316
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	59,528	57,463
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	25,777	24,900
U.S. Treasury Inflation-Protected Security 0.50% 2028[4]	2,870	2,366
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	11,501	12,719
		314,465
Total U.S. Treasury bonds & notes		2,213,996
American Funds Global Balanced Fund — Page 8 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 6.42% Financials 1.52%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.875% 2022	$645	$633
ACE INA Holdings Inc. 3.35% 2026	645	628
ACE INA Holdings Inc. 4.35% 2045	665	684
Allianz SE, 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[7]	€9,000	12,116
Aviva PLC, subordinated 6.125% 2043 (5 year EURO Mid Swap + 5.13% on 7/5/2023)[7]	2,500	3,491
AXA SA, junior subordinated 5.453% (undated)[7]	£5,625	7,982
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EURO Mid Swap + 2.55% on 4/11/2019)[7]	€5,800	6,914
Banco de Crédito del Perú 5.375% 2020[2]	$125	130
Banco del Estado de Chile 2.668% 2021[2]	2,250	2,207
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[2,7]	1,550	1,520
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[7]	2,100	2,077
Bank of America Corp. 3.50% 2026	2,000	1,940
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]	3,402	3,194
Barclays Bank PLC 6.00% 2021	€1,400	1,836
Barclays Bank PLC 10.00% 2021	£3,700	5,806
Barclays Bank PLC 6.625% 2022	€725	1,008
Berkshire Hathaway Inc. 3.00% 2022	$1,775	1,771
CaixaBank, SA 5.00% 2023 (5 year EURO Mid Swap + 3.95% on 11/14/2018)[7]	€2,800	3,319
Citigroup Inc. 2.50% 2018	$890	890
Citigroup Inc. 3.20% 2026	6,329	5,933
Crédit Agricole SA 4.375% 2025[2]	3,350	3,295
Credit Suisse Group AG 3.00% 2021	3,450	3,410
Goldman Sachs Group, Inc. 2.55% 2019	670	667
Goldman Sachs Group, Inc. 2.875% 2021	4,000	3,938
Goldman Sachs Group, Inc. 5.25% 2021	900	943
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	6,000	5,807
Goldman Sachs Group, Inc. 3.20% 2023	3,150	3,086
Goldman Sachs Group, Inc. 3.50% 2025	10,205	9,892
Goldman Sachs Group, Inc. 3.75% 2026	1,000	973
Goldman Sachs Group, Inc. 4.75% 2045	2,835	2,906
Groupe BPCE SA 5.70% 2023[2]	7,625	7,992
Groupe BPCE SA 2.75% 2026 (5 year EURO Mid Swap + 1.83% on 7/8/2021)[7]	€5,400	6,602
HSBC Holdings PLC 4.125% 2020[2]	$560	570
HSBC Holdings PLC 2.95% 2021	570	563
HSBC Holdings PLC 4.00% 2022	1,400	1,422
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[7]	4,670	4,508
HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)[7]	€3,450	4,093
HSBC Holdings PLC 3.90% 2026	$3,365	3,308
Intesa Sanpaolo SpA 6.625% 2023	€6,500	8,965
Intesa Sanpaolo SpA 5.017% 2024[2]	$42,625	39,400
JPMorgan Chase & Co. 2.55% 2021	11,921	11,708
JPMorgan Chase & Co. 3.25% 2022	1,850	1,839
JPMorgan Chase & Co. 2.70% 2023	4,225	4,051
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,362
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,068
Morgan Stanley 3.125% 2026	$3,175	2,966
Morgan Stanley 3.875% 2026	2,705	2,669
NN Group NV 4.625% 2044 (3-month EUR-LIBOR + 3.95% on 4/8/2024)[7]	€2,000	2,591
NN Group NV 4.50% (undated) (3-month EUR-LIBOR + 4.00% on 1/15/2026)[7]	4,700	5,874
PNC Financial Services Group, Inc. 2.854% 2022[7]	$2,000	1,944
Rabobank Nederland 3.875% 2023	€2,400	3,190
Rabobank Nederland 4.625% 2023	$3,750	3,814
Rabobank Nederland 2.50% 2026 (5 year EURO Mid Swap + 1.40% on 5/26/2021)[7]	€5,450	6,662
American Funds Global Balanced Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Skandinaviska Enskilda Banken AB 2.80% 2022	$12,500	$12,197
UniCredit SPA 3.75% 2022[2]	5,000	4,807
UniCredit SPA 4.625% 2027[2]	7,250	6,799
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[7]	5,210	5,001
		260,961
Health care 1.10%
Abbott Laboratories 3.75% 2026	4,000	3,978
AbbVie Inc. 2.50% 2020	7,400	7,319
AbbVie Inc. 3.20% 2026	4,852	4,557
AbbVie Inc. 4.50% 2035	535	529
Aetna Inc. 2.80% 2023	395	379
Allergan PLC 3.00% 2020	1,870	1,863
Allergan PLC 3.80% 2025	19,330	19,000
Allergan PLC 4.55% 2035	1,190	1,165
Allergan PLC 4.75% 2045	214	212
Amgen Inc. 1.85% 2021	770	738
Baxalta Inc. 4.00% 2025	3,185	3,123
Becton, Dickinson and Co. 2.675% 2019	4,356	4,329
Becton, Dickinson and Co. 2.894% 2022	2,545	2,472
Becton, Dickinson and Co. 3.734% 2024	1,178	1,157
Becton, Dickinson and Co. 3.70% 2027	2,895	2,784
CVS Health Corp. 3.125% 2020	1,600	1,599
CVS Health Corp. 3.35% 2021	845	845
CVS Health Corp. 3.70% 2023	1,155	1,149
CVS Health Corp. 4.10% 2025	1,090	1,089
CVS Health Corp. 4.30% 2028	4,450	4,442
CVS Health Corp. 4.78% 2038	2,275	2,297
CVS Health Corp. 5.05% 2048	6,840	7,115
EMD Finance LLC 2.40% 2020[2]	5,000	4,929
EMD Finance LLC 3.25% 2025[2]	6,100	5,884
Medtronic, Inc. 3.50% 2025	8,000	7,967
Roche Holdings, Inc. 3.35% 2024[2]	17,400	17,294
Shire PLC 2.40% 2021	5,857	5,644
Shire PLC 2.875% 2023	2,486	2,351
Shire PLC 3.20% 2026	905	838
Teva Pharmaceutical Finance Company BV 3.15% 2026	69,622	59,207
Teva Pharmaceutical Finance Company BV 4.10% 2046	7,700	5,779
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	7,454	7,016
		189,050
Energy 0.85%
Chevron Corp. 1.961% 2020	5,175	5,111
Chevron Corp. 2.498% 2022	9,180	9,006
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,023
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,542
Enbridge Inc. 4.25% 2026	2,685	2,718
Enbridge Inc. 3.70% 2027	2,083	2,019
Energy Transfer Partners, LP 4.00% 2027	3,067	2,933
Energy Transfer Partners, LP 4.20% 2027	610	593
Energy Transfer Partners, LP 6.00% 2048	565	593
Halliburton Co. 3.80% 2025	1,410	1,404
Kinder Morgan Energy Partners, LP 3.50% 2021	850	851
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	1,914
American Funds Global Balanced Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 4.30% 2025	$20,905	$21,084
Kinder Morgan, Inc. 4.30% 2028	5,275	5,240
Kinder Morgan, Inc. 5.55% 2045	6,894	7,262
Petróleos Mexicanos 6.875% 2026	6,715	7,034
Petróleos Mexicanos 6.50% 2027	3,975	4,044
Petróleos Mexicanos 6.35% 2048[2]	6,415	5,741
Schlumberger BV 4.00% 2025[2]	3,080	3,089
Statoil ASA 3.25% 2024	4,100	4,041
Statoil ASA 3.70% 2024	1,475	1,493
TransCanada Corp. 6.50% 2018	125	125
TransCanada Corp. 7.125% 2019	125	127
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[7]	18,000	18,135
Transocean Inc. 5.80% 2022[7]	5,100	5,043
Transportadora de Gas Peru SA 4.25% 2028[2,5]	1,700	1,683
Tullow Oil PLC 6.25% 2022	5,000	4,969
Williams Partners LP 4.30% 2024	2,000	2,020
Williams Partners LP 3.90% 2025	945	934
Williams Partners LP 4.00% 2025	18,185	18,015
		145,786
Consumer discretionary 0.76%
Amazon.com, Inc. 3.30% 2021	37,700	38,048
Amazon.com, Inc. 2.80% 2024	7,345	7,123
Amazon.com, Inc. 3.15% 2027	4,265	4,114
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	10,050	10,018
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	1,975	1,896
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	10,275	9,830
DaimlerChrysler North America Holding Corp. 2.20% 2021	2,700	2,579
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	10,500	10,374
Ford Motor Credit Co. 3.20% 2021	4,000	3,949
Ford Motor Credit Co. 3.339% 2022	800	782
Hyundai Capital America 2.55% 2020[2]	5,750	5,651
Hyundai Capital America 3.25% 2022[2]	2,732	2,653
Hyundai Capital Services Inc. 2.625% 2020[2]	2,185	2,135
Hyundai Capital Services Inc. 3.75% 2023[2]	5,400	5,300
McDonald’s Corp. 3.35% 2023	2,335	2,330
News America Inc. 3.00% 2022	20,000	19,664
Thomson Reuters Corp. 4.30% 2023	1,950	1,991
Time Warner Inc. 4.75% 2021	1,300	1,339
		129,776
Consumer staples 0.71%
Altria Group, Inc. 2.625% 2020	1,700	1,693
Altria Group, Inc. 4.75% 2021	2,700	2,808
Anheuser-Busch InBev NV 3.30% 2023	1,315	1,306
Anheuser-Busch InBev NV 3.50% 2024	2,540	2,534
Anheuser-Busch InBev NV 4.00% 2028	2,800	2,806
British American Tobacco PLC 2.297% 2020[2]	33,000	32,379
British American Tobacco PLC 2.764% 2022[2]	15,270	14,758
British American Tobacco PLC 3.557% 2027[2]	4,460	4,205
British American Tobacco PLC 4.39% 2037[2]	1,940	1,860
General Mills, Inc. 3.20% 2021	815	811
Maple Escrow 4.597% 2028[2]	4,975	5,076
Maple Escrow 5.085% 2048[2]	2,625	2,733
American Funds Global Balanced Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.00% 2020	$2,330	$2,296
Philip Morris International Inc. 2.625% 2022	2,680	2,610
Philip Morris International Inc. 4.25% 2044	2,700	2,634
Reynolds American Inc. 4.00% 2022	670	676
Reynolds American Inc. 4.45% 2025	4,190	4,264
Wal-Mart Stores, Inc. 3.40% 2023	36,000	36,206
		121,655
Utilities 0.65%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[2]	4,800	4,771
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,149
CMS Energy Corp. 3.60% 2025	4,850	4,728
Colbun SA 3.95% 2027[2]	6,330	6,010
Dubai Electricity & Water Authority 7.375% 2020	750	813
Duke Energy Carolinas, Inc. 3.05% 2023	8,535	8,398
Duke Energy Corp. 3.75% 2024	3,950	3,951
Duke Energy Corp. 2.65% 2026	4,700	4,276
Enel Finance International SA 2.75% 2023[2]	10,800	10,192
Enel Finance International SA 3.625% 2027[2]	6,375	5,935
Enel Finance International SA 3.50% 2028[2]	3,800	3,472
Enersis Américas SA 4.00% 2026	4,690	4,516
Exelon Corp. 3.497% 2022[7]	1,350	1,337
Exelon Corp. 3.40% 2026	4,390	4,205
FirstEnergy Corp. 3.90% 2027	5,935	5,797
FirstEnergy Corp. 3.50% 2028[2]	1,390	1,324
FirstEnergy Corp. 4.85% 2047	1,085	1,120
Niagara Mohawk Power Corp. 3.508% 2024[2]	2,380	2,366
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,682
Pacific Gas and Electric Co. 2.95% 2026	1,035	936
Pacific Gas and Electric Co. 3.30% 2027	7,520	6,922
Pacific Gas and Electric Co. 3.30% 2027	3,250	2,981
Pacific Gas and Electric Co. 6.35% 2038	2,533	2,787
Pacific Gas and Electric Co. 3.95% 2047	2,920	2,581
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,436
State Grid Overseas Investment Ltd. 3.50% 2027[2]	15,000	14,337
		112,022
Telecommunication services 0.31%
AT&T Inc. 4.25% 2027	2,130	2,112
AT&T Inc. 4.10% 2028[2]	5,457	5,284
CenturyLink, Inc. 7.50% 2024	3,685	3,860
CenturyLink, Inc., Series T, 5.80% 2022	4,907	4,925
Deutsche Telekom International Finance BV 1.95% 2021[2]	1,625	1,552
Deutsche Telekom International Finance BV 2.82% 2022[2]	4,625	4,495
Deutsche Telekom International Finance BV 3.60% 2027[2]	6,025	5,748
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,181
France Télécom 5.375% 2050	£2,000	3,582
Sprint Corp. 11.50% 2021	$925	1,094
T-Mobile US, Inc. 6.375% 2025	2,500	2,612
T-Mobile US, Inc. 6.50% 2026	11,275	11,853
Verizon Communications Inc. 4.50% 2033	4,000	3,964
Verizon Communications Inc. 4.272% 2036	241	231
		53,493
American Funds Global Balanced Fund — Page 12 of 19

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.16%	Principal amount (000)	Value (000)
CEMEX SAB de CV 5.70% 2025	$9,030	$9,188
First Quantum Minerals Ltd. 7.25% 2022[2]	15,550	15,706
Vale SA 6.25% 2026	2,355	2,595
		27,489
Information technology 0.16%
Apple Inc. 2.50% 2022	2,970	2,912
Apple Inc. 3.35% 2027	2,650	2,607
Microsoft Corp. 2.40% 2026	10,568	9,811
Microsoft Corp. 3.30% 2027	2,600	2,576
Oracle Corp. 2.65% 2026	5,224	4,889
Oracle Corp. 3.25% 2027	4,246	4,119
		26,914
Real estate 0.14%
American Campus Communities, Inc. 3.35% 2020	145	144
American Campus Communities, Inc. 3.75% 2023	3,040	3,017
American Campus Communities, Inc. 4.125% 2024	3,730	3,713
Corporate Office Properties LP 3.60% 2023	240	232
Essex Portfolio LP 3.50% 2025	5,120	4,953
Essex Portfolio LP 3.375% 2026	1,545	1,468
Kimco Realty Corp. 3.40% 2022	355	350
Kimco Realty Corp. 2.70% 2024	1,585	1,474
Scentre Group 3.75% 2027[2]	790	759
WEA Finance LLC 2.70% 2019[2]	1,070	1,066
WEA Finance LLC 3.25% 2020[2]	3,405	3,392
WEA Finance LLC 3.75% 2024[2]	2,070	2,042
Westfield Corp. Ltd. 3.15% 2022[2]	1,510	1,477
		24,087
Industrials 0.06%
Autoridad del Canal de Panama 4.95% 2035[2,5]	1,300	1,355
Autoridad del Canal de Panama 4.95% 2035[5]	1,025	1,069
ENA Norte Trust 4.95% 2028[2,5]	821	830
GE Capital European Funding 5.375% 2020	€1,500	1,893
Lima Metro Line Finance Ltd. 5.875% 2034[2,5]	$2,938	3,077
Red de Carreteras de Occidente 9.00% 2028[5]	MXN18,470	955
Union Pacific Corp. 4.50% 2048	$645	676
		9,855
Total corporate bonds & notes		1,101,088
Mortgage-backed obligations 1.29%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,5]	1,960	1,945
Fannie Mae 6.00% 2037[5]	131	143
Fannie Mae 4.00% 2041[5]	156	160
Fannie Mae 4.00% 2041[5]	125	128
Fannie Mae 4.00% 2041[5]	102	104
Fannie Mae 4.00% 2041[5]	31	32
Fannie Mae 3.50% 2048[5,8]	12,600	12,489
Fannie Mae 4.00% 2048[5,8]	45,277	45,936
Fannie Mae 4.00% 2048[5,8]	6,873	6,965
Fannie Mae 4.50% 2048[5,8]	24,835	25,691
Fannie Mae 4.50% 2048[5,8]	5,983	6,199
American Funds Global Balanced Fund — Page 13 of 19

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2048[5,8]	$782	$811
Government National Mortgage Assn. 4.00% 2045[5]	3,192	3,289
Korea Housing Finance Corp. 2.50% 2020[2,5]	3,600	3,509
Korea Housing Finance Corp. 2.00% 2021[2,5]	5,900	5,594
Nykredit Realkredit AS, Series 01E, 1.50% 2037[5]	DKr83,500	13,159
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	81,619	13,288
Nykredit Realkredit AS, Series 01E, 1.50% 2040[5]	380,050	59,162
Realkredit Danmark AS, Series 22S, 1.50% 2037[5]	47,500	7,489
Realkredit Danmark AS, Series S22, 1.50% 2040[5]	104,600	16,258
		222,351
Total bonds, notes & other debt instruments (cost: $6,215,012,000)		6,094,261
Short-term securities 4.16%
Bank of New York Co., Inc. 1.87% due 8/1/2018	$3,700	3,700
Canadian Imperial Bank of Commerce 2.19% due 9/14/2018[2]	40,000	39,905
CPPIB Capital Inc. 2.05% due 8/16/2018[2]	25,600	25,578
Egyptian Treasury Bill 16.58% due 3/19/2019	EGP220,000	11,048
Federal Home Loan Bank 1.83%–2.00% due 8/1/2018–10/30/2018	$94,600	94,401
Hydro-Québec 2.00% due 10/5/2018[2]	50,000	49,812
IBM Credit LLC 2.10% due 8/21/2018[2]	50,000	49,943
KfW 2.17% due 11/8/2018[2]	31,800	31,606
Mizuho Bank, Ltd. 2.05% due 8/7/2018–8/13/2018[2]	70,100	70,065
Nordea Bank AB 2.20%–2.22% due 8/7/2018–9/17/2018[2]	67,600	67,502
Québec (Province of) 2.00% due 9/18/2018[2]	53,800	53,653
Siemens Capital Co. LLC 1.96% due 9/12/2018[2]	26,500	26,437
Sumitomo Mitsui Banking Corp. 2.25%–2.26% due 8/10/2018–8/13/2018[2]	52,500	52,467
Thailand Treasury Bill 1.30% due 12/6/2018	THB90,000	2,693
U.S. Treasury Bill 1.86% due 8/23/2018	$100,000	99,886
Unilever Capital Corp. 2.09% due 10/16/2018[2]	35,000	34,844
Total short-term securities (cost: $713,639,000)		713,540
Total investment securities 100.08% (cost: $15,724,914,000)		17,164,649
Other assets less liabilities (0.08)%		(12,948)
Net assets 100.00%		$17,151,701
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2018 (000)
Purchases (000)	Sales (000)
USD14,199	KRW15,800,000	JPMorgan Chase	8/3/2018	$74
KRW15,800,000	USD14,154	JPMorgan Chase	8/3/2018	(29)
GBP24,270	USD32,135	Bank of America, N.A.	8/6/2018	(271)
JPY2,500,000	USD22,670	Citibank	8/6/2018	(303)
USD10,700	BRL42,000	JPMorgan Chase	8/6/2018	(483)
USD7,269	ZAR99,000	JPMorgan Chase	8/8/2018	(241)
American Funds Global Balanced Fund — Page 14 of 19

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2018 (000)
Purchases (000)	Sales (000)
USD4,439	JPY500,000	Citibank	8/9/2018	$(36)
USD16,754	JPY1,880,000	Morgan Stanley	8/9/2018	(69)
NOK76,376	USD9,504	Bank of America, N.A.	8/9/2018	(137)
SEK263,600	USD30,243	Citibank	8/9/2018	(244)
JPY3,140,071	USD28,452	Morgan Stanley	8/9/2018	(353)
USD29,513	SEK263,600	Goldman Sachs	8/9/2018	(486)
USD15,022	GBP11,300	Citibank	8/10/2018	184
MXN129,600	USD6,842	Goldman Sachs	8/10/2018	100
EUR22,273	USD26,250	Citibank	8/10/2018	(186)
USD6,756	MXN129,600	Citibank	8/10/2018	(186)
USD15,997	INR1,102,700	Goldman Sachs	8/13/2018	(55)
GBP10,347	USD13,748	Goldman Sachs	8/13/2018	(160)
GBP11,978	USD15,891	Goldman Sachs	8/13/2018	(161)
NOK111,700	USD13,911	Citibank	8/13/2018	(208)
GBP11,400	USD15,232	Citibank	8/13/2018	(261)
GBP17,100	USD22,726	JPMorgan Chase	8/13/2018	(268)
USD13,553	THB449,500	Bank of America, N.A.	8/14/2018	38
EUR12,525	USD14,671	Bank of America, N.A.	8/16/2018	(7)
USD29,959	EUR25,600	Citibank	8/16/2018	(13)
USD15,791	INR1,090,000	Bank of America, N.A.	8/16/2018	(70)
JPY3,110,000	USD27,704	JPMorgan Chase	8/17/2018	142
JPY1,556,604	EUR11,850	Goldman Sachs	8/20/2018	62
USD14,566	MYR59,200	JPMorgan Chase	8/20/2018	12
EUR30,470	USD35,700	JPMorgan Chase	8/20/2018	(14)
USD13,487	JPY1,518,300	Goldman Sachs	8/20/2018	(111)
USD13,519	MXN256,500	Bank of America, N.A.	8/20/2018	(195)
USD18,887	MXN360,700	Goldman Sachs	8/20/2018	(397)
BRL16,500	USD4,425	JPMorgan Chase	8/21/2018	(40)
USD6,451	BRL25,000	Citibank	8/21/2018	(192)
USD8,070	CAD10,700	Bank of America, N.A.	8/23/2018	(159)
USD22,063	INR1,529,000	Bank of America, N.A.	8/23/2018	(166)
USD14,805	PLN55,300	Goldman Sachs	8/23/2018	(331)
USD63,719	GBP49,000	JPMorgan Chase	8/23/2018	(661)
USD20,257	ILS73,625	Bank of America, N.A.	8/27/2018	170
USD20,168	MYR82,000	JPMorgan Chase	8/27/2018	14
USD8,080	INR555,238	JPMorgan Chase	8/27/2018	12
JPY1,785,158	USD16,047	Goldman Sachs	8/27/2018	(52)
JPY1,680,000	USD15,189	Goldman Sachs	8/27/2018	(135)
USD19,991	CAD26,290	Bank of New York Mellon	8/27/2018	(229)
USD24,508	INR1,690,000	Citibank	8/28/2018	(45)
USD20,573	KRW23,205,800	JPMorgan Chase	8/28/2018	(185)
EUR19,599	USD22,892	Goldman Sachs	8/29/2018	78
USD19,243	THB642,000	JPMorgan Chase	8/29/2018	(67)
USD22,513	AUD30,400	Citibank	8/29/2018	(77)
USD23,076	CAD30,125	Bank of America, N.A.	8/29/2018	(94)
JPY1,438,388	USD12,989	Morgan Stanley	8/29/2018	(98)
JPY6,099,991	USD55,093	Citibank	8/29/2018	(426)
EUR41,091	USD48,198	Goldman Sachs	9/6/2018	(10)
EUR20,713	PLN89,300	Goldman Sachs	9/7/2018	(156)
USD14,163	KRW15,800,000	JPMorgan Chase	9/10/2018	26
USD16,496	INR1,100,600	Citibank	9/24/2018	556
USD12,287	INR850,000	Goldman Sachs	9/28/2018	(17)
American Funds Global Balanced Fund — Page 15 of 19

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2018 (000)
Purchases (000)	Sales (000)
USD16,934	BRL57,000	Citibank	11/29/2018	$1,929
USD3,835	BRL12,950	Citibank	11/29/2018	426
USD16,380	BRL55,250	Citibank	2/25/2019	1,955
USD27,494	BRL92,500	JPMorgan Chase	3/15/2019	3,382
USD4,244	BRL14,800	JPMorgan Chase	3/15/2019	386
BRL28,800	USD7,182	Citibank	3/15/2019	325
BRL26,600	USD6,774	JPMorgan Chase	3/15/2019	160
BRL500	USD125	Bank of America, N.A.	3/15/2019	5
BRL51,400	USD13,458	JPMorgan Chase	3/15/2019	(60)
				$1,892
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $949,581,000, which represented 5.54% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $36,279,000, which represented .21% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,054,000, which represented .03% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Purchased on a TBA basis.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Global Balanced Fund — Page 16 of 19

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,107,508,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Global Balanced Fund — Page 17 of 19

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,543,404	$—	$—	$1,543,404
Financials	1,494,671	—	—	1,494,671
Energy	1,385,980	—	—	1,385,980
Health care	1,333,579	—	—	1,333,579
Consumer staples	1,062,917	—	—	1,062,917
Consumer discretionary	649,047	—	—	649,047
Industrials	623,061	—	—	623,061
Utilities	470,513	36,279	—	506,792
Telecommunication services	448,500	—	—	448,500
Materials	404,493	—	—	404,493
Real estate	100,040	—	—	100,040
Miscellaneous	777,336	—	—	777,336
Preferred securities	8,533	—	—	8,533
Convertible stocks	18,495	—	—	18,495
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	2,556,826	—	2,556,826
U.S. Treasury bonds & notes	—	2,213,996	—	2,213,996
Corporate bonds & notes	—	1,101,088	—	1,101,088
Mortgage-backed obligations	—	222,351	—	222,351
Short-term securities	—	713,540	—	713,540
Total	$10,320,569	$6,844,080	$—	$17,164,649

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$10,036	$—	$10,036
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(8,144)	—	(8,144)
Total	$—	$1,892	$—	$1,892
*	Forward currency contracts are not included in the investment portfolio.

American Funds Global Balanced Fund — Page 18 of 19

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
COP = Colombian pesos	NOK/NKr = Norwegian kroner
CZK = Czech korunas	PEN = Peruvian nuevos soles
DKr = Danish kroner	PLN = Polish zloty
EGP = Egyptian pounds	RON = Romanian leu
EUR/€ = Euros	RUB = Russian rubles
EURIBOR = Euro Interbank Offered Rate	SEK = Swedish kronor
GBP/£ = British pounds	TBA = To-be-announced
HKD = Hong Kong dollars	THB = Thai baht
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-037-0918O-S66024	American Funds Global Balanced Fund — Page 19 of 19

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 28, 2018